GROUP STRUCTURE (Tables)	12 Months Ended
Dec. 31, 2023
Group Structure
Schedule of statement of comprehensive income related to discontinued operations

Distribution of energy
12.31.2021
Revenue	493
Cost of sales	(398)
Gross profit	95

Selling expenses	(36)
Administrative expenses	(26)
Other operating income	21
Other operating expenses	(18)
Reversal of property, plant and equipment impairment	16
Impairment of financial assets	(11)
Operating income	41

Gain on monetary position, net	120
Financial costs	(106)
Other financial results	8
Financial results, net	22
Profit before income tax	63

Income tax	(138)
Loss of the year from discontinued operations	(75)

Other comprehensive income
Items that will not be reclassified to profit or loss
Exchange differences on translation	34
Items that may be reclassified to profit or loss
Exchange differences on translation (1)	30
Other comprehensive income of the year from discontinued operations	64

Total comprehensive loss of the year from discontinued operations	(11)

Total loss of the year from discontinued operations attributable to:
Owners of the company	(39)
Non - controlling interest	(36)
(75)

Total comprehensive loss of the year from discontinued operations attributable to:
Owners of the company	(9)
Non - controlling interest	(2)
(11)

(1)	Corresponds to the reclassification adjustment for exchange differences losses included in profit or loss on Edenor disposal. No exchange differences losses on translation were reconized during 2021.

Schedule of consolidated statement of cash flows related to discontinued operations

Distribution of energy
12.31.2021

Net cash generated by operating activities	116
Net cash used in investing activities	(166)
Net cash used in financing activities	(7)

Decrease in cash and cash equivalents from discontinued operations	(57)

Cash and cash equivalents at the beginning of the year	52
Effect of devaluation and inflation on cash and cash equivalents	5
Decrease in cash and cash equivalents	(57)
Cash and cash equivalents at the end of the year	-

Schedule of fair value of the consideration transferred

In millions of US$
Consideration transferred	(20.5)
Fair value of the previous interest in Greenwind	(20.4)
Total	(40.9)
Property, plant and equipment (1)	127.7
Intangible assets - Customer contract (2)	31.6
Financial assets at fair value	24.4
Trade receivables (3)	6.3
Other assets	0.1
Cash and cash equivalents	3.1
Borrowings	(89.3)
Deferred tax liabilities	(54.3)
Income tax liabilities	(4.4)
Trade and other payables	(2.0)
Provisions	(1.4)
Tax liabilities	(0.9)
Total acquisition price allocation (4)	40.9

(1)	Mario Cebreiro Wind Farm’s fair value was assessed using the “cost-based approach,” which consists of the farm’s replacement cost new, adjusted by its loss of value resulting from physical deterioration and functional and economic obsolescence.
(2)	The fair value of this intangible asset regarding the identified business transactions has been determined through the application of the “income-based approach” and the “multi-period excess earnings” method. Key assumptions used considered: i) projected generation level; and ii) discount rate. The useful life was assessed based on the remaining years of the contract.
(3)	For acquired trade receivables, contractual value does not differ from fair value.
(4)	No differences in the acquired assets’ accounting valuation were identified, except for the values detailed under Property, plant and equipment and Intangible assets.

Schedule of fair values of assets acquired and liabilities assumed

In millions of US$
Consideration transferred	(128.1)
Estimated price adjustment	6.7
Total	(121.4)
Property, plant and equipment (1)	167.7
Intangible assets - Customer contract (2)	62.3
Trade receivables (3)	4.9
Other receivables	1.2
Deferred tax liability	(60.2)
Income tax liability	(5.0)
Trade and other payables	(3.3)
Other payables	(46.0)
Tax liabilities	(0.2)
Total acquisition price allocation (4)	121.4

(1)	Arauco Wind Farm’s fair value was assessed using the “cost-based approach,” which consists of the farm’s replacement cost new, adjusted by its loss of value resulting from physical deterioration and functional and economic obsolescence.
(2)	The fair value of this intangible asset regarding the identified business transactions has been determined through the application of the “income-based approach” and the “multi-period excess earnings” method. Key assumptions used considered: i) projected generation level; and ii) discount rate. The useful life was assessed based on the remaining years of the contract.
(3)	For acquired trade receivables, contractual value does not differ from fair value.
(4)	No differences in the acquired assets’ accounting valuation were identified, except for the values detailed under Property, plant and equipment and Intangible assets.

Schedule of transferred consideration of fair value assets and liabilities

In millions of US$
Assignment of Greenwind's interest net of assumed liabilities (1)	(54.0)
Fair value of Rincón de Aranda's previous interest	(31.6)
Total	(85.6)
Property, plant and equipment (2)	57.0
Inventories (3)	0.9
Tax credits (4)	1.0
Cash and cash equivalents (5)	29.2
Deferred tax liability	(2.3)
Fair value	85.8
Profit	0.2

(1)	The following table details the book value of Greenwind´s interest:

In millions of US$
Property, plant and equipment	121.1
Intangible assets	29.5
Financial assets at fair value through profit and loss	10.9
Trade and other receivables	10.1
Cash and cash equivalents	16.7
Borrowings	(79.7)
Deferred tax liability	(48.3)
Income tax liability	(3.6)
Trade and other payables	(1.1)
Provisions	(0.8)
Tax charges	(0.8)
Assignment of Greenwind's interest net of assumed liabilities	54.0
Provisions assumed by Pampa	(4.2)
Book value of Greenwind´s interest	49.8

The contingency provisions assumed by Pampa correspond to the additional income tax that should have been determined in Greenwind for the fiscal year 2022 without considering the tax loss update regarding the contractual indemnity granted to Total Austral S.A. (Argentine Branch).

(2)	The well’s fair value was assessed using the “cost-based approach”, which consists of its replacement cost new adjusted by its loss of value resulting from physical deterioration, and functional and economic obsolescence. The fair value of the mining property was assessed using the “income-based approach”, considering the development plan contemplated in the concession contract's term.
(3)	The fair value of spare parts was assessed using the “cost-based approach”, which consists of the item’s replacement cost new adjusted by its loss of value resulting from physical deterioration, and functional and economic obsolescence.
(4)	The contractual value of tax credits does not differ from its fair value.
(5)	Corresponding to the price adjustment paid by Total Austral S.A. (Argentine branch).

Schedule of subsidiaries information

			12.31.2023	12.31.2022
Company	Country	Main activity	Direct and indirect participation %	Direct and indirect participation %
Autotrol Renovables S.A.	Argentina	Generation	100.00%	100.00%
CISA	Argentina	Trader & investment	100.00%	100.00%
Ecuador Pipeline Holdings Limited	Gran Cayman	Investment	100.00%	-
EISA	Uruguay	Investment	100.00%	100.00%
Enecor S.A.	Argentina	Electricity transportation	70.00%	70.00%
Energía Operaciones ENOPSA S.A. (1)	Ecuador	Oil	-	100.00%
Fideicomiso CIESA	Argentina	Investment	100.00%	100.00%
GASA	Argentina	Generation & Investment	100.00%	100.00%
Greenwind (2)	Argentina	Generation	-	100.00%
HIDISA	Argentina	Generation	61.00%	61.00%
HINISA	Argentina	Generation	52.04%	52.04%
Pampa Ecuador Inc	Nevis	Investment	100.00%	100.00%
PEB	Bolivia	Investment	100.00%	100.00%
PE Energía Ecuador LTD	Gran Cayman	Investment	100.00%	100.00%
PECSA	Chile	Trader	100.00%	-
PESOSA	Argentina	Trader	100.00%	-
Petrolera San Carlos S.A.	Venezuela	Oil	100.00%	100.00%
PB18	Ecuador	Oil	100.00%	100.00%
PISA	Uruguay	Investment	100.00%	100.00%
TGU	Uruguay	Gas transportation	51.00%	51.00%
VAR	Argentina	Generation	100.00%	100.00%
Vientos Solutions Argentina S.A.U.	Argentina	Advisory services	100.00%	100.00%
Vientos Solutions S.L.U.	España	Investment	-	100.00%

(1)	Company merged into PB18.
(2)	See Note 5.2.6.

Schedule of investments associates and Joint ventures

		Information about the issuer
	Main activity	Date	Share capital	Profit (loss) of the year	Equity	Direct and indirect participation %
Associates
OCP	Investment	12.31.2023	100	17	114	34.08%
TGS (1)	Gas transportation	12.31.2023	1	29	1,058	1.029%

Joint ventures
CIESA (1)	Investment	12.31.2023	1	15	540	50.00%
Citelec (2)	Investment	12.31.2023	1	4	164	50.00%
CTB	Generation	12.31.2023	11	(15)	500	50.00%

(1)	The Company holds a direct and indirect interest of 1.029% in TGS and 50% in CIESA, a company that holds a 51% interest in the share capital of TGS. Therefore, additionally the Company has an indirect participation of 26.50% in TGS.

As of December 31, 2023, the quotation of TGS's ordinary shares and ADR published on the BCBA and the NYSE was $2,956.15 and US$ 15.09, respectively, granting to Pampa (direct and indirect) ownership an approximate stake market value of $ 623,064 million.

(2)	The Company holds a 50% interest in Citelec, a company that holds a 52.65% interest in Transener’s capital stock; therefore, the Company has a 26.33% indirect interest in Transener. As of December 31, 2023, Transener’s common share price listed at the BCBA was $ 1,210.00, conferring Pampa’s indirect interest an approximate $ 141,643 million market value.

Schedule of balances of investment in associates and joint ventures

	12.31.2023	12.31.2022
Disclosed in non-current assets
Associates
OCP	23	15
TGS	14	67
Total associates	37	82
Joint ventures
CIESA	303	435
Citelec	82	117
CTB	250	268
Total joint ventures	635	820
Total associates and joint ventures	672	902

Schedule of breakdown associates and joint ventures

	12.31.2023	12.31.2022	12.31.2021
Associates
Refinor (1)	-	(12)	(2)
OCP	5	(1)	1
TGS	3	7	7
Total associates	8	(6)	6

Joint ventures
CIESA	6	43	50
CTB	(18)	41	49
Citelec	2	3	(3)
Greenwind (2)	-	24	(2)
Total joint ventures	(10)	111	94
Total associates and joint ventures	(2)	105	100

(1)	See Note 5.2.2.
(2)	See Note 5.2.3.

Schedule of evolution of investments in associates and joint ventures

	12.31.2023	12.31.2022	12.31.2021
At the beginning of the year	902	770	547
Dividends	-	(8)	-
Increases	1	1	17
Decrease due to sale of equity interests	(58)	(6)	-
Decrease due to acquisition of control	-	(20)	-
Increase due to acquisition of equity interests	3	-	17
Share of profit	(2)	116	98
(Impairment) Recovery of impairment losses	-	(11)	2
Exchange differences on translation	(174)	60	89
At the end of the year	672	902	770

Schedule of investment in associate acquisition

	8.12.21	11.30.23
	In millions of US$
Acquisition cost	(5.0)	-
Total consideration	(5.0)	-
Share value of the interest in the fair value of OCP’s identifiable assets and liabilities (1)	12.7	2.4
OCP dividends to be received	9.5	-
Cash and cash equivalents	-	1.3
Assets fair value	22.2	3.7
Profit (2)	17.2	3.7

(1)	Calculated based on the present value of expected dividend flows.
(2)	Disclosed under “Share of profit from associates and joint ventures”.

Schedule of exploration and production of oil and gas

		Participation		Duration Up To
Name	Location	Direct	Operator

Argentine production
Río Neuquén	Río Negro and Neuquén	31.42% and 33.07%	YPF	2027/2051
Sierra Chata	Neuquén	45.55%	PAMPA	2053
El Mangrullo	Neuquén	100.00%	PAMPA	2053
La Tapera - Puesto Quiroga	Chubut	35.67%	Tecpetrol	2027
El Tordillo	Chubut	35.67%	Tecpetrol	2027
Aguaragüe (1)	Salta	15.00%	Tecpetrol	2037
Gobernador Ayala	Mendoza	22.51%	Pluspetrol	2036
Río Limay este (Ex Senillosa) (2)	Neuquén	85.00%	PAMPA	2040
Rincón de Aranda (3)	Neuquén	100.00%	PAMPA	2058
Veta Escondida	Neuquén	55.00%	PAMPA	2027
Rincón del Mangrullo	Neuquén	50.00%	YPF	2052
Los Blancos (ex Chirete)	Salta	50.00%	High Luck Group Limited	2045

Argentine exploration
Parva Negra Este (4)	Neuquén	85.00%	PAMPA	2025
Río Atuel (5)	Mendoza	33.33%	Petrolera El Trebol	2023
Borde del Limay (6)	Neuquén	85.00%	PAMPA	2015
Los Vértices (6)	Neuquén	85.00%	PAMPA	2015
Las Tacanas Norte (7)	Neuquén	90.00%	PAMPA	2027

(1)	On February 3, 2023, an agreement for a 10-year extension of the concession was signed with the enforcement authority. The agreement includes investment commitments for the execution of 1 well, 2 workovers and 2D seismic reprocessing, and was ratified by Provincial Executive Order No. 543/23 published on August 14, 2023 in Salta’s BO.
(2)	On January 2, 2023, the environmental remediation plan was approved by the Province of Neuquén’s Undersecretariat of Environment, a necessary preliminary step to relinquish the block.
(3)	On June 23, 2023 the additional 45% interest in the block was acquired (see details below).
(4)	On December 5, 2023, the addendum to the block’s Joint Venture agreement was approved (see details below).
(5)	On July 10, 2023, the Company and Petrolera El Trébol informed the Ministry of Economy and Energy of the Province of Mendoza of their decision to fully relinquish the block classified as a lot under evaluation pursuant to section 81 (b) of Act No. 17,319. Consequently, the Company has written off exploration wells for US$ 6.6 million.
(6)	Under process of relinquishment to the province.
(7)	On November 30, 2023, the addendum to the exploration, development and production agreement for the block was approved (see details below).

Schedule of assets and liabilities

	12.31.2023	12.31.2022

Non-current assets	112	227
Current assets	7	16
Total assets	119	243

Non-current Liabilities	17	25
Current Liabilities	29	53
Total liabilities	46	78

Production cost	94	85

Schedule of exploratory well costs
	12.31.2023	12.31.2022	12.31.2021

At the beginning of the year	37	42	50
Increases	2	2	8
Transferred to development	-	(7)	(16)
Derecognition of unproductive wells	(7)	-	-
At the end of the year	32	37	42

Number of wells at the end of the year	4	7	10